Statement of Material Accounting Policies	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Material Accounting Policies [Abstract]
STATEMENT OF MATERIAL ACCOUNTING POLICIES

1. STATEMENT OF MATERIAL ACCOUNTING POLICIES

These general purpose financial statements of the Group have been prepared in accordance with the requirements of the Corporations Act 2001 (Cth), Australian Accounting Standards and other authoritative pronouncements of the Australian Accounting Standards Board. Compliance with Australian Accounting Standards results in full compliance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). Resolution Minerals Ltd is a listed public company, registered and domiciled in Australia. Resolution Minerals Ltd is a for profit entity for the purpose of preparing the financial statements.

These financial statements for the year ended 30 June 2026 were approved and authorised by the Board of Directors.

The Financial Report has been prepared on an accruals basis, and is based on historical costs, modified by the measurement at fair value of selected Non-current assets, financial assets and financial liabilities.

All amounts are in Australian dollars unless otherwise stated.

The material policies which have been adopted in the preparation of this financial report are summarised below.

a) Going concern basis of accounting

The financial statements are prepared on the going concern basis which assumes continuity of normal business activities and the realisation of assets and settlement of liabilities and commitments in the normal course of business.

During the year ended 30 June 2026 the Group recognised a loss of $53,316,618 and had net cash outflows from operating and investing activities of $28,312,331. The continuation of the company as a going concern is dependent upon its ability to generate sufficient net cash inflows from operating and financing activities and manage the level of exploration and other expenditure within available cash resources.

The directors consider that the going concern basis of accounting is appropriate, as the company has the following options:

●	The ability to issue share capital under the Corporations Act 2001, by a share purchase plan, share placement or rights issue;

●	The ability to raise short-term unsecured debt funding;

●	The ability to source grant funding in relation to the Group’s assets;

●	The option of farming out all or part of its assets;

●	The option of selling interests in the Group’s assets; and

●	The option of relinquishing or disposing of rights and interests in certain assets.

In the event that the company is unsuccessful in implementing one or more of the funding options listed above, such circumstances would indicate that a material uncertainty exists that may cast significant doubt as to whether the company will continue as a going concern and therefore whether it will realise its assets and discharge its liabilities in the normal course of business and at the amounts stated in the financial report.

This financial report does not include any adjustments relating to the recoverability and classification of recorded asset amounts or to the amounts and classification of liabilities that might be necessary should the company not continue as a going concern.

b) Principles of consolidation

Subsidiaries

The Group financial statements consolidate those of the parent company and all of its subsidiary undertakings drawn up to 30 June 2026. Subsidiaries are all entities (including structured entities) over which the Group controls. The Group controls an entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is fully transferred to the Group. Subsidiaries are deconsolidated from the date that control ceases. All subsidiaries have a reporting date of 30 June.

A list of controlled entities is contained in note 17 to the Financial Statements.

All transactions and balances between Group companies are eliminated on consolidation, including unrealised gains and losses on transactions between Group companies. Where unrealised losses on intra-group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective. Amounts reported in the financial statements of subsidiaries have been adjusted, where necessary, to ensure consistency with the accounting policies adopted by the Group.

Profit or loss of subsidiaries acquired or disposed of during the reporting period are recognised from the effective date of acquisition, or up to the effective date of disposal, as applicable.

Non-controlling interests, presented as part of equity, represent the portion of a subsidiary’s profit or loss and net assets that is not held by the Group. The Group attributes total comprehensive income or loss of subsidiaries between the owners of the parent and the non-controlling interests based on their respective ownership interests.

c) Operating segments

An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. This includes start-up operations which are yet to earn revenues. Management will also consider other factors in determining operating segments such as the existence of a line manager and the level of segment information presented to the Board of Directors.

Operating segments have been identified based on the information provided to the chief operating decision makers, which given the size of the Group is the Board. The Group aggregates two or more operating segments when they have similar economic characteristics, and the segments are similar in the nature of the minerals targeted.

Operating segments that meet the quantitative criteria, as prescribed by AASB 8, are reported separately. However, an operating segment that does not meet the quantitative criteria is still reported separately where information about the segment would be useful to users of the financial statements.

The Directors have considered the requirements of AASB 8 – Operating Segments and the internal reports that are reviewed by the Board on a regular basis in allocating resources and assessing segment performance have determined that there are two separately identifiable segments based on the level of expenditure, namely the Group’s US based operations and Australian based operations. The Board uses profit/(loss) before tax directly attributable to the segment when assessing performance. A reconciliation to the Group’s consolidated result is provided in Note 20.

The Board monitors segment assets only to the extent they relate to capitalised exploration and evaluation assets, location specific property, plant and equipment and segment-specific working capital balances (such as trade receivables and prepayments). Corporate assets, including cash, are not allocated to segments. Segment liabilities relate to segment specific working capital balances (such as trade payables). Corporate liabilities are not allocated to segments.

d) Finance income and expense

Interest income is recognised as it accrues in profit or loss, using the effective interest rate method.

Finance expenses comprise interest charges on financial liabilities.

e) Exploration and evaluation expenditure

Exploration and evaluation expenditure incurred is accumulated in respect of each identifiable area of interest. These costs are only carried forward to the extent that right of tenure is current and those costs are expected to be recouped through the successful development of the area (or, alternatively by its sale) or where activities in the area have not yet reached a stage which permits reasonable assessment of the existence of economically recoverable reserves and operations in relation to the area are continuing.

Accumulated costs, in relation to an abandoned area, are written off in full against profit in the period in which the decision to abandon the area is made.

f) Financial instruments

Recognition, initial measurement and derecognition

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the financial instrument, and are measured initially at fair value adjusted by transactions costs, except for those carried at fair value through profit or loss, which are measured initially at fair value. Subsequent measurement of financial assets and financial liabilities are described below.

Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred. A financial liability is derecognised when it is extinguished, discharged, cancelled or expires.

Classification and subsequent measurement of financial assets

Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with AASB 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).

For the purpose of subsequent measurement, financial assets are classified into the following categories upon initial recognition:

-	amortised cost

-	fair value through profit or loss (FVPL)

-	equity instruments at fair value through other comprehensive income (FVOCI)

-	debt instruments at fair value through other comprehensive income (FVOCI)

All income and expenses relating to financial assets that are recognised in profit or loss are presented within finance costs, finance income or other financial items.

Classifications are determined by both:

-	The entity business model for managing the financial asset

-	The contractual cash flow characteristics of the financial assets

Subsequent measurement financial assets

Financial assets at amortised cost

Financial assets are measured at amortised cost if the assets meet the following conditions (and are not designated as FVPL):

-	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows

-	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding

After initial recognition, these are measured at amortised cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash and cash equivalents, trade and most other receivables fall into this category of financial instruments.

Financial assets at fair value through profit or loss (FVPL)

Financial assets that are held within a different business model other than ‘hold to collect’ or ‘hold to collect and sell’ are categorised at fair value through profit and loss. Further, irrespective of business model financial assets whose contractual cash flows are not solely payments of principal and interest are accounted for at FVPL.

Impairment of Financial assets

AASB 9’s impairment requirements use forward looking information to recognise expected credit losses – the ‘expected credit losses (ECL) model’. Instruments in scope of these requirements included financial assets measured at amortised cost and trade receivables.

The Group considers a range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

In applying this forward-looking approach, a distinction is made between:

a)	financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and

b)	financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).

c)	‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.

‘12-month expected credit losses’ are recognised for the first category while ‘lifetime expected credit losses’ are recognised for the second category.

Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.

Classification and measurement of financial liabilities

The Group’s financial liabilities include borrowings and trade and other payables.

Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss.

Subsequently, financial liabilities are measured at amortised cost using the effective interest method.

All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within finance costs or finance income.

g) Other Financial Assets

Investments and other financial assets are initially measured at fair value. Transaction costs are included as part of the initial measurement, except for financial assets at fair value through profit or loss. Such assets are subsequently measured at either amortised cost or fair value depending on their classification. Classification is determined based on both the business model within which such assets are held and the contractual cash flow characteristics of the financial asset unless an accounting mismatch is being avoided.

Financial assets are derecognised when the rights to receive cash flows have expired or have been transferred and the consolidated entity has transferred substantially all the risks and rewards of ownership. When there is no reasonable expectation of recovering part or all of a financial asset, its carrying value is written off.

Financial assets at fair value through other comprehensive income

Upon initial recognition, the Group can elect to classify irrevocably its equity instruments as equity instruments designated at fair value through OCI when they meet the definition of equity under AASB 132 Financial Instruments: Presentation, and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognised as other income in statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Group elected to classify irrevocably its unlisted entity investments under this category.

Fair value hierarchy

Certain accounting policies and disclosures require the measurement of fair value, for both financial and nonfinancial assets and liabilities. The Group uses observable data as much as possible when measuring the fair value of an asset or liability. Fair value of assets or liabilities are categorised into different levels in the fair value hierarchy based on the lowest input used in the valuation techniques as follows:

>	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

>	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

>	Level 3: inputs for the asset or liability that is not based on observable market data (unobservable inputs)

h) Asset acquisitions

Where an acquisition does not meet the definition of a business combination under AASB 3, the transaction is accounted for as an asset acquisition. The consideration transferred for the acquisition of an asset comprises the fair values of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. Acquisition related costs with regard to the acquisition are capitalised. Identifiable assets acquired and liabilities assumed in the acquisition are measured at their relative fair values at the acquisition date.

i) Impairment of assets

At each reporting date, the Group reviews the carrying values of its tangible and intangible assets to determine whether there is any indication that those assets have been impaired. If such an indication exists, the recoverable amount of the asset, being the higher of the asset’s fair value less costs of disposal and value in use, is compared to the asset’s carrying value. Any excess of the asset’s carrying value over its recoverable amount is expensed to profit or loss.

Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

j) Assets Held for Sale

Assets classified as “held for sale” are measured at the lower of their carrying amount immediately prior to their classification as held for sale and their fair value less costs to sell. Assets classified as held for sale are not subject to depreciation or amortisation.

k) Trade and other payables

Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the reporting period which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date. They are recognised initially at their fair value and subsequently amortised cost using the effective interest rate method.

Trade and other payables are stated at amortised cost.

l) Income Tax

Tax expense recognised in profit or loss comprises the sum of deferred tax and current tax not recognised in other comprehensive income or directly in equity.

Current income tax assets and/or liabilities comprise those obligations to, or claims from, the Australian Taxation Office (ATO) and other fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements.

Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax on temporary differences associated with investments in subsidiaries and joint ventures is not provided if reversal of these temporary differences can be controlled by the Group and it is probable that reversal will not occur in the foreseeable future.

Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realisation, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which deductible temporary differences can be utilised.

Deferred tax assets and liabilities are offset only when the Group has a right and intention to set-off current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognised as a component of tax income or expense in profit or loss, except where they relate to items that are recognised in other comprehensive income or directly in equity, in which case the related deferred tax is also recognised in other comprehensive income or equity, respectively.

The Company and its wholly-owned Australian resident subsidiaries have formed a tax-consolidated group. As a consequence, these entities are taxed as a single entity and the deferred tax assets and liabilities of these entities are set off in the consolidated financial statements.

m) Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at bank and in hand and short-term deposits with an original maturity of three months or less.

n) Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation and accumulated impairment. Cost includes expenditure that is directly attributable to the acquisition of the item. In the event that settlement of all or part of the purchase consideration is deferred, cost is determined by discounting the amounts payable in the future to their present value as at the date of acquisition.

Depreciation is provided on buildings, plant and equipment. Depreciation is calculated on a straight line basis so as to write off the cost of each asset over its expected useful life to its estimated residual value. The estimated useful lives, residual values and depreciation method are reviewed at the end of each annual reporting period.

Estimated useful lives of 10-40 years are used in the calculation of depreciation for buildings.

o) Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company, excluding costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after tax effect and other financing costs associated with dilutive potential ordinary shares and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

p) Share based payments

The Group has provided payment to employees, contractors and consultants in the form of share based compensation, whereby employees, contractors and consultants render services in exchange for shares or rights over shares (‘equity-settled transactions’). The cost of these equity-settled transactions is measured by reference to the fair value at the date at which they are granted. The fair value of share options and performance rights is determined using either the Black Scholes valuation method or Monte Carlo Simulation.

The Black Scholes option pricing model takes into account the exercise price, the term of the option, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

The Monte Carlo simulation used in pricing the performance rights takes into account the target share price resulting from meeting the KPI, the term of the right, the share price at grant date and expected price volatility of the underlying share and the risk free interest rate for the term of the option.

The fair value of the options and performance rights granted is adjusted to reflect market vesting conditions and non-vesting conditions, but excludes the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of options and performance rights that are expected to become exercisable / vested. At each reporting date, the entity revises its estimates of the number of options and performance rights that are expected to become exercisable / vested.

The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which the performance conditions are fulfilled, ending on the date on which the relevant parties become fully entitled to the award (‘vesting date’).

The cumulative expense recognised for equity-settled transactions at each reporting date until vesting date reflects (i) the extent to which the vesting period has expired and (ii) the number of awards that, in the opinion of the directors of the Group, will ultimately vest. This opinion is formed based on the best available information at reporting date. No adjustment is made for the likelihood of market performance conditions being met as the effect of these conditions is included in the determination of fair value at grant date.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any increase in the value of the transaction as a result of the modification, as measured at the date of modification.

Equity-settled share based payments to parties other than employees and those providing similar services are measured at the fair value of goods and services received, except where the fair value cannot be estimated reliably, in which the transaction is measured at the fair value of the equity instruments granted on the date the goods or services are received.

q) Employee benefits

Wages and salaries, annual leave and sick leave

A liability is recognised for benefits accruing to employees in respect of wages and salaries, annual leave, long service leave, and sick leave when it is probable that settlement will be required, and they are capable of being measured reliably.

Liabilities recognised in respect of short-term employee benefits are measured at their nominal values using the remuneration rate expected to apply at the time of settlement. Liabilities recognised in respect of long-term employee benefits are measured as the present value of the estimated future cash outflows to be made by the consolidated entity in respect of services provided by employees up to reporting date

Short-term employee benefits

Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled wholly within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Other long-term employee benefits

Liabilities for annual leave and long service leave not expected to be settled within 12 months of the reporting date are deemed to be Other long-term employee benefits and therefore measured at the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

r) Critical accounting estimates and judgements

The Directors evaluate estimates and judgements incorporated into the financial report based on historical knowledge and best available current information. Estimates assume a reasonable expectation of future events and are based on current trends of economic data, obtained both externally and within the Group.

i) Key estimates and judgements – exploration and evaluation expenditure and impairment

The future recoverability of capitalised exploration and evaluation expenditure is assessed at each reporting date and is dependent on a number of factors, including whether the Group decides to exploit the related lease itself or, if not, whether it successfully recovers the related exploration and evaluation asset through sale.

Factors that could impact the future recoverability include the level of reserves and resources, future technological changes, which could impact the cost of mining, future legal changes (including changes to environmental restoration obligations) and changes to commodity prices. To the extent that capitalised exploration and evaluation expenditure is determined not to be recoverable in the future, profits and net assets will be reduced in the period in which this determination is made through the impairment of the exploration and evaluation asset.

In addition, exploration and evaluation expenditure is capitalised if activities in the area of interest have not yet reached a stage that permits a reasonable assessment of the existence or otherwise of economically recoverable reserves. To the extent it is determined in the future that this capitalised expenditure should be written off, profits and net assets will be reduced in the period in which this determination is made.

ii) Key estimates and judgements - Share based payment transactions

The Group measures the cost of equity-settled transactions with management and other parties by reference to the fair value of the equity instruments at the date at which they are granted. The fair value of share options is determined by the Board of Directors with reference to the Black-Scholes valuation method taking into account the terms and conditions upon which the equity instruments were granted. The fair value of performance rights including market based performance conditions is calculated using a Monte Carlo simulation. The assumptions in relation to the valuation of the equity instruments involve estimation and judgement and are detailed in Note 11. The accounting estimates and assumptions relating to equity-settled share based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact expenses and equity.

iii) Key judgements – income taxes

The Group makes significant judgements in determining the provision for income taxes and the recognition of deferred tax assets.

Income tax expense is recognised based on an assessment of the estimated tax payable on taxable income for the period, together with an evaluation of temporary differences between the accounting and tax treatment of certain items. Deferred tax assets are recognised only where it is considered probable that future taxable profits will be available against which the deductible temporary differences or carried-forward tax losses can be utilised. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Group estimates its tax liabilities based on the Group’s understanding of the tax law. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

s) Adoption of the new and revised accounting standards

There are no new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) that are mandatory for the current reporting period.

t) Recently issued accounting standards to be applied in future accounting periods

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

The following Accounting Standards and Interpretations are most relevant to the Group:

AASB 18 Presentation and Disclosure in Financial Statements

Effective for annual reporting periods beginning on or after 1 January 2027. AASB 18 will replace AASB 101 Presentation of Financial Statements. Earlier application is permitted.

AASB 18 has been issued to improve how entities communicate in their financial statements, with a particular focus on information about financial performance in the statement of profit or loss. The key presentation and disclosure requirements established by AASB 18 are:

●	The presentation of newly defined subtotals in the statement of profit or loss

●	The disclosure of management-defined performance measures (MPM)

●	Enhanced requirements for grouping information (i.e., aggregation and disaggregation)

AASB 18 is accompanied with limited consequential amendments to the requirements in other accounting standards, including AASB 107. AASB 18 introduces three new categories for classification of all income and expenses in the statement of profit or loss: operating, investing and financing. Additionally, entities will be required to present subtotals for ‘operating profit or loss’, ‘profit or loss before financing and income taxes’ and ‘profit or loss’.

For the purposes of classifying income and expenses into one of the three new categories, entities will need to assess their main business activity, which will require judgement. There may be more than one main business activity.

AASB 18 also requires several disclosures in relation to MPMs, such as how the measure is calculated, how it provides useful information and a reconciliation to the most comparable subtotal specified by AASB 18 or another standard.

u) Comparatives

Comparative information for 2026 is for the full year commencing on 1 July 2025.

1.	MATERIAL ACCOUNTING POLICIES

These general purpose financial statements of Resolution Minerals Ltd (the Company) and its controlled subsidiaries (the Group) have been prepared in accordance with the requirements of the Corporations Act 2001 (Cth), Australian Accounting Standards and other authoritative pronouncements of the Australian Accounting Standards Board. Compliance with Australian Accounting Standards results in full compliance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). Resolution Minerals Ltd is a listed public company, registered and domiciled in Australia. Resolution Minerals Ltd is a for profit entity for the purpose of preparing the financial statements.

The financial statements for the year ended 30 June 2025 were approved and authorised by the Board of Directors on 7 August 2025.

The Financial Report has been prepared on an accruals basis, and is based on historical costs, modified by the measurement at fair value of selected non-current assets, financial assets and financial liabilities.

All amounts are in Australian dollars unless otherwise stated.

Comparatives

Comparative information for 2024 is for the full year commencing on 1 July 2023.

The significant policies which have been adopted in the preparation of this financial report are summarised below.

a)	Principles of consolidation

Subsidiaries

The Group financial statements consolidate those of the parent company and all of its subsidiary undertakings drawn up to 30 June 2025. Subsidiaries are all entities (including structured entities) over which the Group control. The Group controls an entity when it has exposure to the entity’s variable returns and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is fully transferred to the Group. They are deconsolidated from the date that control ceases. All subsidiaries have a reporting date of 30 June.

A list of controlled entities is contained in note 17 to the Financial Statements.

All transactions and balances between Group companies are eliminated on consolidation, including unrealised gains and losses on transactions between Group companies. Where unrealised losses on intra-group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective. Amounts reported in the financial statements of subsidiaries have been adjusted, where necessary, to ensure consistency with the accounting policies adopted by the Group.

Profit or loss of subsidiaries acquired or disposed of during the reporting period are recognised from the effective date of acquisition, or up to the effective date of disposal, as applicable.

Non-controlling interests, presented as part of equity, represent the portion of a subsidiary’s profit or loss and net assets that is not held by the Group. The Group attributes total comprehensive income or loss of subsidiaries between the owners of the parent and the non-controlling interests based on their respective ownership interests.

Joint Arrangements

Under AASB11 Joint Arrangements investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The Group currently has a joint arrangement in relation to its 64North Project in Alaska, USA and has treated the project as a joint operation.

The Group recognises its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of jointly held or incurred assets, liabilities, revenues and expenses. These have been incorporated into the financial statements under the appropriate headings. Details of the joint operations are set out in note 6.

b)	Operating segments

An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. This includes start-up operations which are yet to earn revenues. Management will also consider other factors in determining operating segments such as the existence of a line manager and the level of segment information presented to the Board of Directors.

Operating segments have been identified based on the information provided to the chief operating decision makers – being the Board.

The Group aggregates two or more operating segments when they have similar economic characteristics, and the segments are similar in the nature of the minerals targeted.

Operating segments that meet the quantitative criteria, as prescribed by AASB 8, are reported separately. However, an operating segment that does not meet the quantitative criteria is still reported separately where information about the segment would be useful to users of the financial statements.

The Directors have considered the requirements of AASB 8 – Operating Segments and the internal reports that are reviewed by the Board in allocating resources have determined that there are two separately identifiable segments based on the level of expenditure, namely the Group’s US based operations and Australian based operations.

c)	Exploration and evaluation expenditure

Exploration and evaluation expenditure incurred is accumulated in respect of each identifiable area of interest. These costs are only carried forward to the extent that right of tenure is current and those costs are expected to be recouped through the successful development of the area (or, alternatively by its sale) or where activities in the area have not yet reached a stage which permits reasonable assessment of the existence of economically recoverable reserves and operations in relation to the area are continuing.

Accumulated costs, in relation to an abandoned area, are written off in full against profit in the period in which the decision to abandon the area is made. The Group assesses impairment at each reporting date by evaluating conditions specific to the Group that may lead to impairment of assets. Where an impairment trigger exists, the recoverable amount of the asset is determined. Impairment in the audited periods relates to exploration and evaluation expenditure.

d)	Financial instruments

Recognition, initial measurement and derecognition

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions of the financial instrument, and are measured initially at fair value adjusted by transactions costs, except for those carried at fair value through profit or loss, which are measured initially at fair value. Subsequent measurement of financial assets and financial liabilities are described below.

Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred. A financial liability is derecognised when it is extinguished, discharged, cancelled or expires.

Classification and subsequent measurement of financial assets

Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with AASB 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).

For the purpose of subsequent measurement, financial assets other than those designated and effective as hedging instruments are classified into the following categories upon initial recognition:

-	amortised cost

-	fair value through profit or loss (FVPL)

-	equity instruments at fair value through other comprehensive income (FVOCI)

-	debt instruments at fair value through other comprehensive income (FVOCI)

Classifications are determined by both:

-	The entity business model for managing the financial asset

-	The contractual cash flow characteristics of the financial assets

Subsequent measurement financial assets

Financial assets at amortised cost

Financial assets are measured at amortised cost if the assets meet the following conditions (and are not designated as FVPL):

-	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows

-	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding

After initial recognition, these are measured at amortised cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash and cash equivalents, trade and most other receivables fall into this category of financial instruments.

Financial assets at fair value through profit or loss (FVPL)

Financial assets that are held within a different business model other than ‘hold to collect’ or ‘hold to collect and sell’ are categorised at fair value through profit and loss. Further, irrespective of business model financial assets whose contractual cash flows are not solely payments of principal and interest are accounted for at FVPL.

Impairment of Financial assets

AASB 9’s impairment requirements use forward looking information to recognize expected credit losses – the ‘expected credit losses (ECL) model’. Instruments in scope of these requirements included loans and other debt-type financial assets measured at amortised cost and FVOCI, trade receivables, contract assets recognised and measured under AASB 15 and loan commitments and some financial guarantee contracts (for the issuer) that are not measured at fair value through profit or loss.

The Group considers a range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

In applying this forward-looking approach, a distinction is made between:

a)	financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and

b)	financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).

c)	‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.

‘12-month expected credit losses’ are recognised for the first category while ‘lifetime expected credit losses’ are recognised for the second category.

Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.

Classification and measurement of financial liabilities

The Group’s financial liabilities include borrowings and trade and other payables.

Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss.

Subsequently, financial liabilities are measured at amortised cost using the effective interest method except for derivatives and financial liabilities designated at FVPL, which are carried subsequently at fair value with gains or losses recognised in profit or loss (other than derivative financial instruments that are designated and effective as hedging instruments).

e)	Other financial assets

Investments and other financial assets are initially measured at fair value. Transaction costs are included as part of the initial measurement, except for financial assets at fair value through profit or loss. Such assets are subsequently measured at either amortised cost or fair value depending on their classification. Classification is determined based on both the business model within which such assets are held and the contractual cash flow characteristics of the financial asset unless an accounting mismatch is being avoided.

Financial assets are derecognised when the rights to receive cash flows have expired or have been transferred and the consolidated entity has transferred substantially all the risks and rewards of ownership. When there is no reasonable expectation of recovering part or all of a financial asset, its carrying value is written off.

Financial assets at fair value through other comprehensive income

Upon initial recognition, the Group can elect to classify irrevocably its equity instruments as equity instruments designed at fair value through OCI when they meet the definition of equity under AASB 132 Financial Instruments: Presentation, and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Unrealised gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognised as other income in statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

The Group elected to classify irrevocably its unlisted entity investments under this category.

Impairment of financial assets

For financial assets mandatorily measured at fair value through other comprehensive income, the loss allowance is recognised in other comprehensive income with a corresponding expense through profit or loss. In all other cases, the loss allowance reduces the asset’s carrying value with a corresponding expense through profit or loss.

Fair value hierarchy

Certain accounting policies and disclosures require the measurement of fair value, for both financial and nonfinancial assets and liabilities. The Group uses observable data as much as possible when measuring the fair value of an asset or liability. Fair value of assets or liabilities are categorised into different levels in the fair value hierarchy based on the lowest input used in the valuation techniques as follows:

>	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

>	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

>	Level 3: inputs for the asset or liability that is not based on observable market data (unobservable inputs)

f)	Impairment of assets

At each reporting date, the Group reviews the carrying values of its tangible and intangible assets to determine whether there is any indication that those assets have been impaired. If such an indication exists, the recoverable amount of the asset, being the higher of the asset’s fair value less costs of disposal and value in use, is compared to the asset’s carrying value. Any excess of the asset’s carrying value over its recoverable amount is expensed to profit or loss.

Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

g)	Assets Held for Sale

Assets classified as “held for sale” are measured at the lower of their carrying amount immediately prior to their classification as held for sale and their fair value less costs to sell. Assets classified as held for sale are not subject to depreciation or amortisation.

h)	Trade and other payables

Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the reporting period which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date. They are recognised initially at their fair value and subsequently amortised cost using the effective interest rate method.

Trade and other payables are stated at amortised cost.

i)	Income tax

Tax expense recognised in profit or loss comprises the sum of deferred tax and current tax not recognised in other comprehensive income or directly in equity.

Current income tax assets and/or liabilities comprise those obligations to, or claims from, the Australian Taxation Office (ATO) and other fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements.

Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax on temporary differences associated with investments in subsidiaries and joint ventures is not provided if reversal of these temporary differences can be controlled by the Group and it is probable that reversal will not occur in the foreseeable future.

Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realisation, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which deductible temporary differences can be utilised.

Deferred tax assets and liabilities are offset only when the Group has a right and intention to set-off current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognised as a component of tax income or expense in profit or loss, except where they relate to items that are recognised in other comprehensive income (such as the revaluation of land) or directly in equity, in which case the related deferred tax is also recognised in other comprehensive income or equity, respectively.

The Company and its wholly-owned Australian resident subsidiaries have formed a tax-consolidated group. As a consequence, these entities are taxed as a single entity and the deferred tax assets and liabilities of these entities are set off in the consolidated financial statements.

j)	Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at bank and in hand and short-term deposits with an original maturity of three months or less.

k)	Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company, excluding costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after tax effect and other financing costs associated with dilutive potential ordinary shares and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

l)	Share based payments

The Group has provided payment to related parties in the form of share based compensation, whereby related parties render services in exchange for shares or rights over shares (‘equity-settled transactions’). The cost of these equity-settled transactions is measured by reference to the fair value at the date at which they are granted. The fair value of share options is determined using a Black Scholes methodology depending on the nature of the option terms. The fair value in relation to performance rights is calculated using a Monte Carlo simulation.

The Black Scholes option pricing model takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option.

The Monte Carlo simulation used in pricing the performance rights takes into account the target share, the term of the right, the share price at grant date and expected price volatility of the underlying share and the risk free interest rate for the term of the option.

The fair value of the options and performance rights granted is adjusted to reflect market vesting conditions, but excludes the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of options and performance rights that are expected to become exercisable / vested. At each reporting date, the entity revises its estimates of the number of options and performance rights that are expected to become exercisable / vested.

The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which the performance conditions are fulfilled, ending on the date on which the relevant parties become fully entitled to the award (‘vesting date’).

The cumulative expense recognised for equity-settled transactions at each reporting date until vesting date reflects (i) the extent to which the vesting period has expired and (ii) the number of awards that, in the opinion of the directors of the Group, will ultimately vest. This opinion is formed based on the best available information at reporting date. No adjustment is made for the likelihood of market performance conditions being met as the effect of these conditions is included in the determination of fair value at grant date.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any increase in the value of the transaction as a result of the modification, as measured at the date of modification.

Equity-settled share based payments to other parties are measured at the fair value of goods and services received, except where the fair value cannot be estimated reliably, in which the transaction is measured at the fair value of the equity instruments granted on the date the goods or services are received.

m)	Critical accounting estimates and judgements

The Directors evaluate estimates and judgements incorporated into the financial report based on historical knowledge and best available current information. Estimates assume a reasonable expectation of future events and are based on current trends of economic data, obtained both externally and within the Group.

i)	Key judgements – exploration and evaluation expenditure

The future recoverability of capitalised exploration and evaluation expenditure is dependent on a number of factors, including whether the Group decides to exploit the related lease itself or, if not, whether it successfully recovers the related exploration and evaluation asset through sale.

Factors that could impact the future recoverability include the level of reserves and resources, future technological changes, which could impact the cost of mining, future legal changes (including changes to environmental restoration obligations) and changes to commodity prices. To the extent that capitalised exploration and evaluation expenditure is determined not to be recoverable in the future, profits and net assets will be reduced in the period in which this determination is made.

In addition, exploration and evaluation expenditure is capitalised if activities in the area of interest have not yet reached a stage that permits a reasonable assessment of the existence or otherwise of economically recoverable reserves. To the extent it is determined in the future that this capitalised expenditure should be written off, profits and net assets will be reduced in the period in which this determination is made.

ii)	Key estimate -share based payment transactions

The Group measures the cost of equity-settled transactions with management and other parties by reference to the fair value of the equity instruments at the date at which they are granted. The fair value of share options is determined by the Board of Directors with reference to quoted market prices or using the Black-Scholes valuation method taking into account the terms and conditions upon which the equity instruments were granted. The fair value of performance rights is calculated using a Monte Carlo simulation. The assumptions in relation to the valuation of the equity instruments are detailed in note 11 and note 16. The accounting estimates and assumptions relating to equity-settled share based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact expenses and equity.

n)	Adoption of the new and revised accounting standards

New and revised standards that are effective for these consolidated financial statements

The consolidated entity has adopted all of the new or amended Accounting Standards and Interpretations that are mandatory for the current reporting period. The adoption of these standards did not result in a material impact on the Group’s consolidated financial statements.

o)	Recently issued accounting standards to be applied in future accounting periods

Impact of standards issued but not yet applied

At the date of authorization of the consolidated financial statements, the Group has not applied the following new and revised Australian Accounting Standards, Interpretations and amendments that have been issued but are not yet effective:

New or revised requirement	Description	Effective
AASB 2014-10, IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associates or Joint Venture	1 January 2025
IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments	1 January 2026
AASB 18 and IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027

The amendments to the individual Standards may be applied early, separately from the amendments to the other Standards, where feasible.

We do not anticipate that the amendments will have a material impact on the Group but may change the disclosure of accounting policies included in the consolidated financial statements.